File No. 333-46290
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      POST EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      UBS PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
      SERIES 26
  B.  Name of Depositor:
      UBS FINANCIAL SERVICES INC.
  C.  Complete address of Depositor's principal executive office:
      UBS FINANCIAL SERVICES INC.
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      UBS FINANCIAL SERVICES INC.
      Attention: Christine Tripi
      1285 Avenue of the Americas
      New York, New York 10019
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on December 22, 2003) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at .0000809 of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $0 was paid on March 26, 2003 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                          UBS PATHFINDERS TRUST,
                   TREASURY AND GROWTH STOCK SERIES 26
                         Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933 (Form N-8B-2 Items required by Instruction 1 as to Prospectus on Form S-6)
Form N-8B-2                                   Form S-6
Item Number                                   Heading in Prospectus
  I.    Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.   General Description of the Trust and Securities of the
        Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.
  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unitholders
        Securities, under the Indenture )
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        provisions of Trust             )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.   Information concerning Insurance of
        Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.   Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII. Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.


UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SIX
(A Unit Investment Trust)
               42,750,000 Units




Portfolio of "Zero-Coupon" U.S.
Treasury
    Obligations and Common Stocks

Designed for Preservation of Capital
and
    Potential Capital Appreciation



	This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.


The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SPONSOR:
UBS FINANCIAL SERVICES INC.

PROSPECTUS PART A DATED DECEMBER 22, 2003

No person is authorized to give any information
or make any representations about this Trust not
contained in this Prospectus, and you should not
rely on any other information. Read and keep both
parts of this prospectus for future reference.
Table of Contents
Part A                                    Page
Brief Description of the Trust's
 Investment Portfolio...........  ......  A - 3
Is this Trust Appropriate for You?        A - 4
Summary of Risks.                         A - 4
Essential Information Regarding the Trust A - 7
Report of Independent Auditors.           A - 8
Statement of Financial Condition          A - 9
Statement of Operations                   A - 10
Statement of Changes in Net Assets        A - 11
Notes to Financial Statements             A - 12
Schedule of Investments                   A - 13
Part B
The Composition of the Trust's Portfolio  B - 1
About The Trust...    ....................B - 3
Risk Factors and Special Considerations...B - 4
Federal Income Taxes......................B - 6
Public Offering of Units..................B - 8
   Public Offering Price..................B - 8
   Sales Charge and Volume Discount.......B - 8
   Employee Discount......................B - 9
   Exchange Option........................B - 9
   Conversion Option......................B - 11
   Distribution of Units..................B - 11
   Secondary Market for Units.............B - 11
   Sponsor's Profits......................B - 12
Redemption................................B - 12
Valuation.................................B - 13
Comparison of Public Offering Price and
  Redemption Value..................      B - 14
Expenses of the Trust.....................B - 14
Rights of Unitholders.....................B - 15
Distributions.............................B - 15
Administration of the Trust...............B - 15
   Accounts...........................    B - 15
   Reports and Records....................B - 16
   Portfolio Supervision..................B - 16
   Reinvestment...........................B - 17
Amendment of the Indenture................B - 17
Termination of the Trust..................B - 17
Sponsor...................................B - 18
Code of Ethics............................B - 18
Trustee...................................B - 19
Independent Auditors......................B - 19
Legal Opinions..........................  B - 19

UBS PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
SERIES TWENTY SIX  -  PART A

Brief Description of the Trust's Investment
Portfolio

1. The Trust's Objective.

The Trust seeks to provide preservation of capital and potential capital appreciation through an investment in a portfolio of stripped
"zero-coupon" United States Treasury Obligations maturing on November 15, 2012 and common stocks
(the "Stock" or "Stocks", and together with the "zero coupon" U.S. Treasury Obligations, the
"Securities"). Because the maturity value of the Treasury Obligations is backed by the full faith and credit of the United States, the Sponsor believes that the Trust provides an attractive combination of safety and appreciation for purchasers who hold Units until November 30, 2012, the Trust's "Mandatory Termination Date".

As of the date of this Prospectus Part A, 67% of the Trust's Portfolio was invested in interest-only portions of United States Treasury
Obligations and the remaining 33% was invested in common stocks as described briefly below.

The stripped "zero-coupon" U.S. Treasury
Obligations make no payment of current interest, but rather make a single payment upon their stated maturity. UBS Financial Services Inc.
chose the stocks in the Trust's Portfolio for their capital appreciation potential, not for their income potential. Many of the stocks currently pay little or no dividend income.

The Trust has been formulated so that the portion of the Trust invested in stripped Treasury
Obligations is designed to provide an approximate return of principal invested on the Mandatory
Termination Date for purchasers investing on the Initial Date of Deposit. (See "Essential
Information- Distributions".) Therefore, even if the Stocks are valueless upon termination of the Trust, and if the Treasury Obligations are held until their maturity in proportion to the Units outstanding, purchasers will receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides that Unitholders who purchased their Units at or below $1,000 per 1,000 Units and who hold their units to the Mandatory Termination Date will receive the same amount as they originally invested, although they would have foregone earning any interest on the amounts involved and will not protect their principal on a present value basis, assuming the Stocks are valueless.

2. Brief Description of the Trust's Portfolio.

The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's Portfolio is not managed and the Trust Portfolio's investments are not sold because of market changes.

Unless terminated sooner, the Trust is scheduled to terminate on or about November 30, 2012 regardless of market conditions at the time. The
Trust plans to hold until its termination the U.S. Treasury Obligations maturing November 15,
2012 and a diversified group of stocks, all as shown on the "Schedule of Investments" in this Prospectus Part A.

The main objective of UBS Financial Services Inc.
in constructing the portfolio of stocks to be included in the Trust was to select a group of stocks which, in the view of UBS Financial
Services Inc.'s, would be capable of, over the long term, closely tracking the performance of the market as measured by the S&P 500. The S&P
500 is an unmanaged index of 500 stocks
calculated under the auspices of Standard &
Poor's, which, in the view of UBS Financial
Services Inc.'s, is a broadly diversified, representative segment of the market of all publicly traded stocks in the United States.

On September 30, 2003, the aggregate market value of the Trust Portfolio was $43,581,846.

In constructing the Trust's portfolio, a computer program was generated against the 500 S&P stocks to identify a combination of S&P 500 stocks
(excluding General Electric and those stocks rated "Unattractive" or "Sell" by UBS Financial
Services Inc. Equity Research) which, when equally weighted, have the highest correlation with the S&P 500 Index with the smallest tracking error.

The common stocks in the Trust's Portfolio have
been issued by companies who receive income and
derive revenues from multiple industry sources,
but whose primary industry is listed in the
"Schedule of Investments" in this Prospectus Part
A.
                              Approximate Percent
                              of Aggregate Market
Primary Industry Source       Value of the Trust

Beverages                     1.10%
Biotechnology                 1.10%
Chemicals                     1.08%
Computers-Hardware/Software   4.11%
Cosmetics & Toiletries         .92%
Diversified Manufacturing
  Operations                  2.22%
Electric                       .33%
Electronics/Semi-Conductor    1.39%
Fiber Optics                   .06%
Financial Institutions/Banks  7.30%
Insurance                      .05%
Insurance-Multi-Line           .64%
Internet Software              .38%
Medical Products              1.60%
Multimedia                     .80%
Networking Products            .45%
Oil/Gas                       2.36%
Pharmaceutical                1.74%
Pharmacy Services              .04%
Retail-Building Products      2.30%
Retail-Discount               1.40%
Telecommunications            1.31%

Is this Trust Appropriate for You?

Yes, if you are a long-term investor
seeking capital protection combined with potential capital appreciation over the life of the Trust. You will benefit from a professionally selected portfolio whose risk is reduced by investing in stocks of several different issuers.

No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investment or if you need current income.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.
1. Risks of Investing in the Trust

Certain risks are involved with an
investment in a unit trust which holds stripped
"zero-coupon" U.S. Treasury obligations and common stocks. For example:

The Trust, unlike a mutual fund, is not
"managed", so neither the U.S. Treasury
Obligations nor the Stocks will be sold by the Trust to take advantage of market fluctuations.

The Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell Stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of Stocks from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell Portfolio Securities. This could reduce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of bonds and equity securities, current interest rates, the condition of the bond and stock markets and other economic influences that affect the global or United States economy.

Assuming no changes occur in the prices of the U.S. Treasury Obligations and the Stocks held by the Trust, the price you receive for your Units will generally be less than the price you paid because your purchase price included a sales charge and because of the deductions of various fees, charges and expenses of the Trust.

The stocks in the Trust's Portfolio will generally trade on a domestic stock exchange or in the over-the-counter market. We cannot assure you that a liquid trading market will exist. The value of the Trust's Portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

Additional stocks and U.S. Treasury Obligations may be acquired by the Trust when additional
Units are to be offered to the public. Costs incurred in acquiring such additional stocks and Treasury Obligations will be borne by the Trust.
Unitholders will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during the additional deposits of securities purchased by the Trustee with cash or cash equivalents.

Investing always involves risk. The risks described below are the most significant risks associated with investing in the U.S. Treasury
Obligations and stocks held by the Trust.

2. Risks of Investing in Stripped "Zero-Coupon"
U.S. Treasury Obligations

The value of the stripped U.S. Treasury
Obligations in the Trust may increase or decrease depending upon market and economic conditions, and the stripped Treasury Securities in the Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such Treasury
Obligations. Owners of deep discount bonds which make no current interest payments earn a fixed yield not only on the original investment but also on all earned discount during the life such obligation. This implicit reinvestment of earnings at the same, fixed rate eliminates the owner's ability to reinvest at higher rates in the future. For this reason, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held Treasury Obligations which made scheduled interest payments on a current basis.

3. Risks of Investing in Stocks

Holders of common stocks such as those held by the Trust have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

Certain of the Stock in the Trust may be American
Depositary Receipts or "ADRs" which are subject to additional risks. (See "Schedule of Investments" herein). ADRs are subject to certain investment risks that are different from those experienced by Stocks issued by domestic issuers.
These investment risks include potential future political and economic developments and the potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities.

The securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency and are therefore subject to currency exchange rate risk. Currency exchange rate risk occurs because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. Exchange rate fluctuations are dependent on a number of economic factors including the world economy and the economic conditions within the relevant country, supply and demand of the relevant currency, interest rate differentials between currencies, the balance of imports and exports of goods and services, monetary and fiscal policies of the relevant country, perceived political stability and investor psychology, especially that of institutional investors predicting the future relative strength or weakness of a particular currency.

While the portfolio of Stocks included in the Trust was selected to closely track the performance of the S&P 500 Index, we cannot assure you that the increase or decrease in the S&P 500 Index over the life of the Trust will be reflected in a similar appreciation or depreciation in value of the portfolio of Stocks.

ESSENTIAL INFORMATION REGARDING THE TRUST
             As of September 30, 2003

Sponsor:   UBS Financial Services Inc.
Trustees:   Investors Bank & Trust Co.
Initial Date of Deposit: October 26, 2000
Aggregate Market Value of Securities in Trust:                      $43,581,846

Number of Units:                                                    42,750,000

Minimum Purchase:                                                   $250

Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                          1/42,750,000th

Calculation of Public Offering Price Per Unit:

Value of Net Assets in Trust                                        $43,578,909

Divided by 42,750,000 Units                                         $1.0194

Plus Sales Charge of 4.75% of Public Offering Price                 $.0452

Public Offering Price per Unit                                      $1.0646

Redemption Value per Unit                                           $1.0194

Excess of Public Offering Price over Redemption Value per Unit:     $.0452

Sponsor's Repurchase Price per Unit                                 $1.0194

Excess of Public Offering over Sponsor's Repurchase Price per Unit: $.0452

Evaluation Time:                                                    Closing time of the
                                                                    regular trading
                                                                    session on the New York
                                                                    Stock Exchange, Inc.
                                                                    (ordinarily 4:00 P.M.
                                                                    New York time).

Distribution Dates*:                                                Quarterly, commencing
                                                                    December 25, 2000.

Record Date:                                                        December 10, 2000, and
                                                                    quarterly thereafter.

Mandatory Termination Date:                                         November 30, 2012 (15 days
                                                                    after maturity of the
                                                                    Treasury Obligations).

Discretionary Liquidation Amount:                                   20% of the value of the
                                                                    Securities upon completion
                                                                    of the deposit of the
                                                                    Securities

Estimated Expenses of the Trust * *:                                $.0023 per Unit

   * See " Distributions "
* * See " Expenses of Trust ". Estimated dividends from the Growth Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay Estimated Expenses of the Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND TRUSTEE
UBS PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
SERIES TWENTY SIX:

 We have audited the accompanying statement of financial condition, including the schedule of investments, of UBS Pathfinders Trust, Treasury and Growth Stock Series Twenty Six as of
September 30, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from October 26, 2000 (date of deposit) to September 30, 2001. These financial statements are the responsibility of the Trustee.
Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2003, as shown in the statement of financial condition and schedule of investments, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS
Pathfinders Trust, Treasury and Growth Stock
Series Twenty Six at September 30, 2003 and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from October 26, 2000 to September 30, 2001, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

New York, New York
December 16, 2003

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SIX
           STATEMENT OF FINANCIAL CONDITION
               September 30, 2003

                  ASSETS
Treasury Obligation - at market value (Cost $25,496,801)
(note A and note 1 to schedule of investments)                 $29,338,000
Common Stock - at market value (Cost $16,626,716)
(note 1 to schedule of investments)                            14,243,845
Accrued dividends receivable                                   17,751
Cash                                                           16,064
Total Assets                                                   $43,615,660
           LIABILITIES AND NET ASSETS
Accrued expenses payable                                                          $36,751
Total liabilities                                                                 $36,751
Net Assets (42,750,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                        $43,993,230
Less gross underwriting commissions (note C)                                      (1,869,713)
                                                                                  42,123,517
Net unrealized market appreciation (note D)                                       1,458,328
Net amount applicable to unitholders                                              43,581,845
Overdistributed investment income-net                                             (3,292)
Undistributed proceeds from securities sold                                       356
Net assets                                                                        43,578,909
Total liabilities and net assets                                                  $43,615,660
Net asset value per unit                                                          $1.0194

  See accompanying notes to financial statements.

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SIX
              STATEMENT OF OPERATIONS
                                                                                              For the Period
                                                                                              from
                                                                                              October 26,
                                                                                              2000 (initial
                                                                                              date of
                                                                  Year Ended    Year Ended    of deposit) to
                                                                  September 30, September 30, September 30,
                                                                  2003          2002          2001
Operations:
Investment income:
Accretion on Treasury obligation                                  $1,563,165     $1,457,023   $681,812
Dividend income                                                   277,602        251,859      121,997
    Total investment income                                       1,840,767      1,708,882    803,809

Less expenses:
Trustee's fees, evaluator's expense and other expenses            109,414        216,528      63,312
    Total expenses                                                109,414        216,528      63,312
Investment income-net                                             1,731,353      1,492,354    740,497

Realized and unrealized gain (loss) on investments-net:
Net realized loss on securities transactions                      (805,390)      (838,329)    (4)
Net change in unrealized market appreciation (depreciation)       3,080,939      26,826       (1,649,437)
Net gain (loss) on investments                                    2,275,549      (811,503)    (1,649,441)
Net increase (decrease) in net assets resulting from operations   $4,006,902     $680,851     ($908,944)

See accompanying notes to financial statements.

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SIX
STATEMENT OF CHANGES IN NET ASSETS
                                                                                              For the Period
                                                                                              from
                                                                                              October 26,
                                                                                              2000 (initial
                                                                                              date of
                                                                  Year Ended    Year Ended    of deposit) to
                                                                  September 30, September 30, September 30,
                                                                  2003          2002          2001
Operations:
Investment income-net                                             $1,731,353    $1,492,354    $740,497
Net realized loss on securities transactions                      (805,390)     (838,329)     (4)
Net change in unrealized market appreciation (depreciation)       3,080,939     26,826        (1,649,437)
Net increase (decrease) in net assets resulting from operations   4,006,902     680,851       (908,944)

Less: Distributions to Unitholders (Note E)
Investment income-net                                             105,726       97,904        72,460
    Total distributions                                           105,726       97,904        72,460

Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                              8,909,632     913,570       ---
Accrued dividends at date of redemption                           1,260         100           ---
Accreted discount at date of redemption                           577,638       29,560        ---
    Total redemptions                                             9,488,530     943,230       ---
    Decrease in net assets                                        (5,587,354)   (360,283)     (981,404)

Net Assets:
Beginning of period                                               49,166,263    38,400,086    ---
Supplemental deposits (Note F)                                    ---           11,126,460    39,381,490
End of period                                                     $43,578,909   $49,166,263   $38,400,086


See accompanying notes to financial
statements.

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SIX
            NOTES TO FINANCIAL STATEMENTS

               September 30, 2003

 (A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold. The
original issue discount on the Treasury
Obligation is accreted on a level yield basis.
The amount of discount included in the cost of
the Treasury Obligation held as of September 30,
2003 is $3,102,181.
 (B) Cost to investors represents the initial
public offering price as of the initial date of
deposit, and the value of units through
supplemental deposits computed on the basis set
forth under "Public Offering Price of Units",
adjusted for accretion on United States Treasury
Obligations and for securities sold since the
date of deposit.
 (C) Sales charge of the Public Offering Price
per Unit is computed on the basis set forth under
" Public Offering of Units - Sales Charge and
Volume Discount ".
 (D) At September 30, 2003, the gross unrealized
market appreciation was $4,812,227 and the gross
unrealized market depreciation was ($3,353,899).
The net unrealized market depreciation was
($1,458,328).
 (E) Regular distributions of net income,
excluding accretion income and principal receipts
not used for redemption of units are made semi-
annually. Special distribution may be made when
the Sponsor and Trustee deem necessary. Income
with respect to the accretion of original issue
discount is not distributed although the
unitholder is subject to tax, where applicable,
as if the distribution had occurred. Accretion
income earned by the Trust increases a
unitholder's cost basis in the underlying
security.
 (F) The following units were redeemed with
proceeds of securities sold as follows:
                                                                              For the Period
                                                                              from
                                                                              October 26,
                                                                              2000 (initial
                                                                              date of
                                                  Year Ended    Year Ended    of deposit) to
                                                  September 30, September 30, September 30,
                                                  2003          2002          2001
Number of units redeemed                          9,600,000     1,000,000     ---
Redemption amount                                 $9,488,530    $943,230      ---
The following units were sold through supplemental deposits:
Number of units sold                              ---           12,000,000    40,350,000
Value of amount, net of sales charge              ---           $11,126,460   $39,381,490

 (G) Financial Highlights: The following table
describes the performance for the fiscal periods
indicated. Total return shows how much an
investment in the trust would have increased (or
decreased) during the period, assuming
reinvestment of all dividends and distributions.
These figures have been derived from the trust's
financial statements.
                                                                              For the Period
                                                                              from
                                                                              October 26,
                                                                              2000 (initial
                                                                              date of
                                                  Year Ended    Year Ended    of deposit) to
                                                  September 30, September 30, September 30,
                                                  2003          2002          2001
Net asset value, beginning of period              .9392         1.0328        1.0000
Income from investment operations:
  Investment income-net                           .0357         .0026         (.0002)
  Realized and unrealized gain (loss) on
    investments-net transactions                  .0468         (.0104)       .0524
  Net increase (decrease) in net assets resulting
   from operations                                .0825         (.0078)       .0522
Less distributions                                (.0023)       (.0012)       (.0194)
Net asset value, end of period                    1.0194        1.0238        1.0328
Total return (%):                                 9.62          (.76)         5.30
Ratios (%):
Ratio of expenses to average net assets           .23           .27           .37
Ratio of investment income-net to average
  net assets                                      3.65          3.77          1.81

UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SIX
SCHEDULE OF INVESTMENTS
As of September 30, 2003
TREASURY OBLIGATIONS (67.32%)
Name of Security                               Coupon   Maturity Value   Maturity Date   Market Value(1)
U.S. Treasury Interest Payments (2) (67.32%)   0%       $42,750,000      11/15/2012      $29,338,000
COMMON STOCKS (32.68%)
Name of Issuer                                          Number of Shares       Market Value(1)
Beverages (1.10%)
PepsiCo. Inc.                                           10,455                 479,153
Biotechnology (1.10%)
Amgen, Inc.*                                            7,404                  478,076
Chemicals (1.08%)
E.I. du Pont de Nemours and Company                     11,764                 470,678
Computers-Hardware/Software (4.11%)
Dell Inc.(3)*                                           19,163                 639,852
International Business Machines Corporation (IBM)       5,661                  500,036
Microsoft Corporation*                                  16,554                 460,036
Oracle Corporation*                                     14,379                 161,332
Sun Microsystems, Inc.*                                 9,584                  31,723
Cosmetics & Toiletries (.92%)
Kimberly-Clark Corporation                              7,826                  401,630
Diversified Manufacturing Operations (2.22%)
3M Co.                                                  11,322                 782,011
Tyco International Ltd.                                 9,147                  186,873
Electric (.33%)
Duke Energy Corporation                                 8,089                  144,065
Electronics/Semi-Conductor (1.39%)
Intel Corporation                                       12,197                 335,539
Texas Instruments Incorporated                          11,764                 268,219
Fiber Optics (.06%)
JDS Uniphase Corporation*                               6,969                  25,088
Financial Institutions/Banks (7.30%)
Bank of America Corporation                             11,329                 884,115
Citigroup Inc.                                          10,018                 455,919
Fannie Mae                                              6,533                  458,617
Fifth Third Bancorp                                     9,583                  531,569
FleetBoston Financial Corporation                       14,379                 433,527
Merrill Lynch & Co., Inc.                               7,840                  419,675
Insurance (.05%)
Travelers Property Casualty Corp. - Class A*            434                    6,892
Travelers Property Casualty Corp. - Class B*            896                    14,228
Insurance-Multi-Line (.64%)
American International Group, Inc.                      4,812                  277,652
Internet Software (.38%)
AOL Time Warner Inc.*                                   10,870                 164,246
Medical Products (1.60%)
Baxter International Inc.                               9,640                  280,138
Johnson & Johnson                                       8,402                  416,067
Multimedia (.80%)
Viacom Inc. - Class B*                                  9,147                  350,330
Networking Products (.45%)
Cisco Systems, Inc.                                     10,018                 195,752

                                                                               (Continued)

UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SIX
SCHEDULE OF INVESTMENTS
As of September 30, 2003
COMMON STOCKS (32.68%)
Name of Issuer                          Number of Shares       Market Value(1)
Oil/Gas (2.36%)
Exxon Mobil Corporation                 9,530                  $348,798
Royal Dutch Petroleum Company ~         8,275                  365,755
Schlumberger Limited                    6,533                  316,197
Pharmaceutical (1.74%)
Merck & Co., Inc.                       5,661                  286,560
Pfizer Inc.                             10,892                 330,899
Schering-Plough Corporation             9,147                  139,400
Pharmacy Services (.04%)
Medco Health Solutions, Inc. (4)*       683                    17,710
Retail-Building Products (2.30%)
Lowe's Companies, Inc.                  19,345                 1,004,006
Retail-Discount (1.40%)
Wal-Mart Stores Inc.                    10,892                 608,319
Telecommunications (1.31%)
Nortel Networks Corporation             10,892                 44,657
SBC Communications Inc.                 9,147                  203,521
Verizon Communications                  10,018                 324,984

TOTAL COMMON STOCKS                                            $14,243,845

TOTAL INVESTMENTS                                              $43,581,845

(1)   Valuation of Securities was made by the Trustee as described in "Valuation"
 in Part B of this Prospectus.
(2)   This security does not pay current interest.  On the maturity date thereof, the entire maturity value becomes due and payable. Generally, a fixed yield is earned on such security which takes into account the semi-annual compounding of accrued interest.  (See "Brief Description of the Trust's Investment Portfolio"
 in Part A, "Risk Factors and Special Considerations" and "Federal Income Taxes"
 in Part B of this Prospectus).
(3)   Effective 7/22/03, Dell Computer Corp. changed its name to Dell Inc.
(4)   Spin-off from Merck & Co., Inc.
*     Non-income producing.
~     American Depositary Receipts.

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES 26
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE
DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of the UBS Pathfinders Trust Treasury and Growth Stock Series 26 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust
Units.

           THE COMPOSITION OF THE PORTFOLIO

 UBS Financial Services Inc. understands the importance of long-term financial goals such as planning for retirement, funding a child's education, or trying to build wealth toward some other objective.

 In UBS Financial Services Inc.'s view, one of the most important investment decisions an investor faces may be determining how to best allocate his or her investments to capture growth opportunities without exposing his or her portfolio to undue risk. For long-term capital growth, many investment experts recommend stocks.
As with all investments, the higher return potential of equities is typically associated with higher risk. With this in mind, UBS
Financial Services Inc. designed a portfolio to meet the needs of investors interested in building wealth prudently over a long-term time horizon by pairing the security of zero-coupon
U.S. Treasury bonds with the growth potential of equity securities. The Trust is a balanced portfolio with approximately equal portions in zero-coupon U.S. Treasury bonds and equity securities. Unitholders can sell Units at any time at the then current net asset value, which may be higher or lower than at the time of purchase, with no additional sales charge. (See
"Public Offering of Units--Secondary Market for
Units and Redemption".)

 UBS Financial Services Inc.'s main objective in constructing the portfolio of Stocks to be included in the Trust was to select a group of stocks which, in UBS Financial Services Inc.'s view, would be capable of, over the long term, closely tracking the performance of the market as measured by the "S&P 500 Index". The S&P 500
Index is an unmanaged index of 500 stocks the value of which is calculated by Standard &
Poor's, which index, in UBS Financial Services
Inc.'s view, is a broadly diversified,
representative segment of the market of all publicly traded stocks in the United States.

 In constructing the Trust's portfolio, a computer program was generated against the 500
S&P Index stocks to identify a combination of S&P
500 Index stocks (excluding General Electric and those stocks rated "Unattractive" by UBS
Financial Services Inc. Equity Research) which, when equally weighted, are highly correlated with the S&P 500 Index with a minimal tracking error.

 The Trust portfolio, in UBS Financial Services
Inc.'s opinion, is comprised of a diversified group of large, well-known companies representing various industries. These are common stocks issued by companies who may receive income and derive revenues from multiple industry sources but whose primary source is listed in the table in Part A above. For a list of the individual common stocks comprising each industry group, investors should consult the "Schedule of Investments" in Part A above.

 The Sponsor anticipates that, based upon last dividends actually paid, dividends from the Stock will be sufficient (i) to pay expenses of the Trust (see "Expenses of the Trust"), and (ii) after such payment, to make distributions of such dividends to Unitholders as described below under "Distributions".

                ABOUT THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created by the Sponsor under a Trust Indenture and Agreement*
(the "Indenture") dated as of the Initial Date of Deposit, among UBS Financial Services Inc., as
Sponsor and the Investors Bank & Trust Company, as Trustee (the

*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
 "Trustee"). The objective of the Trust is preservation of capital and capital appreciation through an investment in Treasury Obligations and Stocks. These Stocks are equity securities which, in the Sponsor's opinion on the Initial Date of Deposit, are capable, over the long term, of closely tracking the performance of the public market for equity securities as measured by the S&P 500 Index. The Stocks contained in the Trust are representative of a number of different industries. Dividends received by the Trust, if any, may be invested in Short-Term Treasury
Obligations (if there is no regulatory
impediment). Otherwise, such dividends will be held by the Trustee in non-interest bearing accounts until used to pay expenses or distributed to Unitholders on the next
Distribution Date and to the extent that funds are held therein will benefit the Trustee.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee the confirmations of contracts for the purchase of Securities together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price of the Securities. The value of the Securities was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a registered certificate for Units representing the entire ownership of the Trust. On the Initial Date of Deposit the fractional undivided interest in the Trust represented by a Unit was as described in "Essential Information Regarding the Trust".

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the maturity value of the Treasury Obligations and the number of shares of each Stock in the Trust. The Sponsor may, from time to time, cause the deposit of additional
Securities in the Trust when additional Units are to be offered to the public, replicating the original percentage relationship between the maturity value of the Treasury Obligations and the number of shares of Stock deposited on the Initial Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses). The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or other corporate action which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of the issuer at the time of such event. Taxable stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds received will be treated as income to the Trust.

 The Treasury Obligations consist of U.S.
Treasury obligations which have been stripped of their unmatured interest coupons or interest coupons stripped from the U.S. Treasury obligations. The obligor with respect to the Treasury Obligations is the United States
Government. U.S. Government backed obligations are generally considered the safest investment.

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if additional Units are issued by the Trust (through either the deposit of (i) additional Securities or (ii) cash for the purchase of additional Securities for purposes of the sale of additional Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See
"Termination of the Trust".)

RISK FACTORS AND SPECIAL CONSIDERATIONS

Risk Factors

 An investment in the Trust should be made with the understanding of the risks inherent in an investment in deep discount or "zero-coupon" debt obligations and the risks associated with an investment in common stocks in general.

 The Trust contains stripped Treasury securities described below. (See "Schedule of Investments" in Part A.) Stripped Treasury securities consist of "interest-only" or "principal-only" portions of Treasury Obligations. Interest-only portions of Treasury Obligations represent the rights only to payment of interest on a date certain, and principal-only portions of Treasury Obligations represent the rights only to payment of principal at a stated maturity. Interest-only and principal-only portions of Treasury Obligations are deep discount obligations that are economically identical to zero-coupon obligations; that is, all such instruments are debt obligations which make no periodic payment of interest prior to maturity. The stripped
Treasury Securities in the Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such Treasury Obligations. The effect of owning deep discount bonds which do not make current interest payments (such as the stripped Treasury
Obligations in the Trust Portfolio) is that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, while the full faith and credit of the United
States Government provides a high degree of protection against credit risks, the sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held Treasury Obligations and which made scheduled interest payments on a current basis.

 An investment in Units of the Trust should also be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer of the Stocks, which rights are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer.
Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors, and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuer.
Dividends on cumulative preferred stock typically must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection offered by debt securities. The issuance of debt securities or preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stocks in the Trust, like the Treasury Obligations, may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit. The Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular.

 Certain of the Stocks in the Trust may be ADRs which are subject to additional risks. (See
"Schedule of Investments" in Part A.) ADRs evidence American Depositary Shares ("ADS"), which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. (For purposes of this Prospectus, the term "ADR" generally includes "ADS".) ADRs involve certain investment risks that are different from those found in stocks issued by domestic issuers. These investment risks include potential political and economic developments, potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to reporting requirements under U.S. securities laws and therefore may make less information publicly available than that provided by domestic issuers. Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards and practices which are applicable to publicly traded domestic issuers.

 In addition, the securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in securities that are denominated and principally traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. The Trust, however, will compute its income in United States dollars, and to the extent any of the Stocks in the Trust pay income or dividends in foreign currency, the Trust's computation of income will be made on the date of its receipt by the Trust at the foreign exchange rate then in effect. UBS Financial
Services Inc. observes that, in the recent past, most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and the transfer of income and capital from one country to another. These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability (particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors, who make assessments of the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

 There is no assurance that the Trust's
objectives will be achieved. Under ordinary circumstances, dividends and principal received upon the sale of Stocks may not be reinvested, and such money will be held in a non-interest bearing account until the next distribution made on the Distribution Date. Under certain limited circumstances and if there is no regulatory impediment, such dividends and principal may be reinvested in Short-Term Treasury Obligations maturing on or before the next Distribution Date.
(See "Administration of the Trust--
Reinvestment".) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of Units held by Unitholders. To create additional
Units, the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase
Securities in amounts sufficient to replicate the original percentage relationship among the
Securities based on the price of the Securities
(at the Evaluation Time) on the date the cash is deposited. To the extent the price of a Security
(or the relevant foreign currency exchange rate, if applicable) increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust.
Unitholders will be at risk because of price (and currency) fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as closely as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price (and currency) fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Securities not listed on any national securities exchange (due to differentials between bid and offer prices for the Securities) and brokerage fees, stamp taxes and other costs incurred in purchasing stocks will be at the expense of the Trust and will affect the value of every Unitholder's Units.

Special Considerations

 In the event a contract to purchase a Security fails, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract. Principal and income, if any, attributable to such failed contract will be distributed to Unitholders of record on the last
Business Day* of the month in which the fail occurs within 20 days of such record date.

 Because the Trust is organized as a unit
investment trust, rather than as a management
investment company, the Trustee and the Sponsor
do not have authority to manage the Trust's
assets fully in an attempt to take advantage of
various market conditions to improve the Trust's
net asset value, but may dispose of Securities
only under limited circumstances. (See
"Administration of the Trust--Portfolio
Supervision".)
______________
* A ''Business Day'' is deemed as any day that the New York Stock Exchange is open for business.
For a complete list of current New York Stock
Exchange holidays see ''Valuation''.

 The Sponsor may have acted as underwriter, manager, or co-manager of a public offering of the Securities deposited into the Trust on the Initial Date of Deposit, or as an adviser to one or more of the issuers of the Securities, during the last three (3) years. The Sponsor or affiliates of the Sponsor may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of these Securities or in options on any of them, and may be on the opposite sides of public orders executed on the floor of an exchange where the Securities are listed. The
Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them. The Sponsor, its affiliates, directors, elected officers and employee benefits programs may have either a long or short position in any of the Securities or in options on them.

 Except as may be disclosed in Part A of this prospectus, the Sponsor does not know of any pending litigation as of the date of this prospectus that might reasonably be expected to have a material adverse effect on the Portfolio, although pending litigation may have a material adverse effect on the value of Securities in the Portfolio. In addition, at any time after the date of this prospectus, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Portfolio or the issuers of such Securities.
Changing approaches to regulation may have a negative impact on certain companies represented in the Portfolio. There can be no assurance that future litigation, legislation, regulation or deregulation will not have a material adverse effect on the Portfolio or will not impair the ability of issuers of the Securities to achieve their business goals.

 Certain of the Stocks may be attractive
acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock based on the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. The Indenture contains provisions requiring the Trustee to follow certain procedures regarding mergers, acquisitions, tender offers and other corporate actions. Under certain circumstances, the
Trustee, at the direction of the Sponsor, may hold or sell any stock or securities received in connection with such corporate actions (see
"Administration of the Trust--Portfolio
Supervision").

              FEDERAL INCOME TAXES

 In the opinion of Carter Ledyard & Milburn LLP, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and United States
Treasury Regulations (established under the Code) as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The tax-treatment applicable to non-U.S. investors is not addressed in this Prospectus. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each
Unitholder is advised to consult his or her own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends on Stocks, original issue discount or interest on Treasury Obligations and Short-Term
Treasury Obligations (if any), gains or losses upon dispositions of Securities by the Trust and a pro rata share of the expenses of the Trust.
(See: Original Issue Discount below).

 Distributions with respect to Stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation, will be treated as dividends to the Unitholders. To the extent distributions with respect to a Stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends.
Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such Stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of such Stock or Units.
After the tax cost has been reduced to zero, any additional distributions described in Code
Section 67 would be taxable as gain from the sale of Stock.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may further exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

Capital Gains realized noncorporate
taxpayers are generally characterized as long-term capital gains if the taxpayer has a holding period of more than 12 months.

 Corporate Dividends-Received Deduction.
Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to various limitations. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.

 New Tax Law Applicable to Dividends and Long-
Term Capital Gain. Under recently enacted tax legislation, dividends received by individual
U.S. investors, and long-term capital gain realized by individual U.S. investors, generally are subject to a reduced maximum tax rate of 15 percent through December 31, 2008. The reduced rate on capital gains applies to sales and exchanges on or after May 6, 2003 and the reduced rates on dividend income to dividends received after December 31, 2002. The rate reduction does not apply to dividends received in respect of certain short-term or hedged positions or in certain other situations. U.S. investors should consult their own tax advisors regarding the implications of these rules in light of their particular circumstances.

 Original Issue Discount. The Trust will contain principal or interest portions of stripped "zero-coupon" Treasury Obligations which are treated as bonds that were originally issued at a discount
("original issue discount"). Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury
Obligations, which variously consist either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices. The market value of the assets comprising the Trust will be provided to a Unitholder upon request to enable the Unitholder to calculate the original issue discount attributable to each of the Treasury Obligations. Original issue discount on Treasury Obligations (which were issued or treated as issued on or after July 2, 1982) is deemed earned based on a compounded, constant yield to maturity over the life of such obligation, taking into account the compounding of accrued interest at least annually, resulting in an increasing amount of original issue discount includible in income in each year. Each
Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury
Obligation with original issue discount. The amount of accrued original issue discount included in income for a Unitholder's pro rata interest in Treasury Obligations is added to the tax cost for such obligations.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholder's adjusted tax basis in the Securities. In general, such adjusted tax basis will equal the Unitholder's aggregate cost for the Unit increased by any accrued original issue discount. The gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets, except that the gain will be treated as ordinary income to the extent of any accrued original issue discount not previously reported.
Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than the Security's per Unit tax cost.

 Capital gains realized by non-corporate
taxpayers are generally characterized as long-term capital gains if the taxpayer has a holding period of more than 12 months.

 Withholding For Citizen or Resident Investors.
In the case of any noncorporate Unitholder that is a citizen or resident of the United States a "backup" withholding tax will apply to certain distributions of the Trust unless the Unitholder properly completes and files, under penalties of perjury, IRS Form W-9 (or its equivalent). The backup witholding tax rate, under current law, is 30% for years 2002 and 2003, 29% for years 2004 and 2005, and 28% for 2006 through 2010.

 The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust. Unitholders may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the federal, state and local tax consequences of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their UBS
Financial Services Inc. Financial Advisor for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price in the secondary market will be the Trust Fund
Evaluation per Unit next determined after receipt of a purchase order, determined for the Treasury
Obligations on the bid side of the market, plus the applicable sales charge. (See "Valuation".)

 Sales Charge and Volume Discount. Sales charges for secondary market sales are described below. A discount in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales-related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 50,000 Units, applied on whichever basis is more favorable to the purchaser.

Secondary Market From October 27, 2002 Through
October 26, 2004
                         Percent of      Percent of
Aggregate Dollar         Public Offering Net Amount
Value of Units*          Price           Invested
Less than $50,000        4.25%           4.44%
$50,000 to $99,999       4.00            4.17
$100,000 to $199,999     3.50            3.63
$200,000 to $399,999     3.00            3.09
$400,000 to $499,999     2.50            2.56
$500,000 to $999,999     2.00            2.04
$1,000,000 or more       1.75            1.78

_____________
* The sales charge applicable to volume
purchasers according to the table above will be applied on either a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.

Secondary Market From October 27, 2004
Through October 26, 2006

   Percent of
Public               Percent of
Offering            Net Amount
Price                 Invested
3.25%                   3.36%

Secondary Market on and After
October 27, 2006

Percent of
Public              Percent of
Offering            Net Amount
Price               Invested
2.25%               2.30%

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated above, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes of calculating the reduced sales charge to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase units of the Trust at a reduced sales charge.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this Series of the UBS Pathfinders Trust for units of one or more of any series of Municipal Bond Fund (the
"UBS Series"); The Municipal Bond Trust (the
"National Series"); The Municipal Bond Trust,
Multi-State Program (the "Multi-State Series");
The Municipal Bond Trust, California Series (the
"California Series"); The Corporate Bond Trust
(the "Corporate Series"); UBS Pathfinders Trust
(the "Pathfinders Trust"); the UBS Federal
Government Trust (the "Government Series"); The
Municipal Bond Trust, Insured Series (the
"Insured Series"); or Equity Opportunity Trust
(the "Equity Opportunity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge as discussed below. Unitholders of this Trust are not eligible for the Exchange
Option into any Exchange Trust designated as a rollover series for the 30 day period prior to termination of such Exchange Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option.

 Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option.
Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A
Unitholder who purchased Units of this Series and paid the Initial Sales Charge and any Deferred
Sales Charges that, in total, was an amount less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange
Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange. Owners of Units of this Series electing to use the Exchange
Option in connection with units of other Exchange
Trusts subject to a deferred sales charge
("Deferred Sales Charge Units") will be permitted to acquire Deferred Sales Charge Units, at their then-current net asset value, with no Initial
Sales Charge imposed. Deferred Sales Charge Units acquired through the Exchange Option will continue to be subject to the deferred sales charge installments remaining on those Deferred
Sales Charge Units so acquired.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole Units only. Any excess proceeds from a Unitholders' Units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units under the Exchange
Option will normally constitute a "taxable event" under the Code and a Unitholder will generally recognize a tax gain or loss at the time of exchange in the same manner as upon a sale of Units. Unitholders are urged to consult their own tax advisors as to the tax consequences of exchanging Units.

The Sponsor reserves the right to modify, suspend or terminate the Exchange Option at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken regarding the exchange of Units without further instruction from the Unitholder.

To exercise the Exchange Option, a
Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor to purchase units of one or more of the Exchange Trusts from the Sponsor. If units of the applicable outstanding series of the Exchange
Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged.
The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed
Certificate, if any, for Units. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the securities in the Exchange Trust plus the reduced sales charge. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of units, the proceeds from the Unitholder's units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620 ($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be returned to the Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by another sponsor which was initially offered at a maximum applicable sales charge of at least 3.0%
(a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per unit (or per 100 units in the case of Exchange Trusts having a unit price of approximately $10, or per 1,000 units in the case of Exchange Trusts having a unit price of approximately $1), subject to the terms and conditions applicable to the Exchange Option
(except that no secondary market is required for Conversion Trust Units). Owners of Conversion
Trust Units will be permitted to use the cash proceeds received from the sale or redemption of those units to acquire Deferred Sales Charge
Units at their then-current net asset value, with no up-front, initial sales charge imposed.
Deferred Sales Charge Units acquired through the
Conversion Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired.
To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion
Trust. Any dealer other than UBS Financial
Services Inc. must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion
Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The
Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100 Units or per 1,000 Units, as applicable) than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion, please refer to the Exchange Option section of this Prospectus.

 Distribution of Units. The minimum purchase is $250. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of NASD at prices which include a concession of $.03 per Unit, during the initial offering period and one-half of the highest applicable sales charge during the secondary market, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities
Act of 1933, as amended (the "Securities Act").

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender Units to the Trustee for redemption, at the price calculated in the manner described under "Redemption". Redemption requests in excess of $500,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any Stocks in the Trust, nor that of the Units.

 The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has
purchased in the secondary market if it
determines for any reason that it is undesirable to continue to hold these Units in its inventory.
Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units, its estimate of the time required to sell the Units and general market conditions.

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price (including foreign currency rates, if any) at which it deposits the Securities in the Trust, which is the value of the Securities, determined by the Trustee as described under "Valuation" at the close of business on the Business Day prior to the Initial Date of Deposit. The cost of Securities to the Sponsor includes the amount paid by the Sponsor for brokerage commissions.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, as amended and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during that period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to the Trustee, Investors
Bank & Trust Company, for redemption at its office in person, or by mail at Hancock Tower, P.O. Box 9130, Boston, MA 02117-9130 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or the Trustee. If
Units are represented by a certificate, it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder. Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled if not repurchased by the Sponsor.

 Units will be redeemed at the redemption value per Unit (the "Redemption Value") next determined after receipt of the redemption request in good order by the Trustee. The Redemption Value per Unit is determined by dividing the Trust Fund
Evaluation by the number of Units outstanding.
(See "Valuation.")

 A redemption request is deemed received on the business day (See "Valuation" for a definition of business day) when such request is received prior to the closing time of the regular trading session on the New York Stock Exchange Inc.
(ordinarily, 4:00 p.m. New York Time). If it is received after that time, it is deemed received on the next business day. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder by the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior to the seventh calendar day).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient, from the Capital
Account. The Trustee is empowered, to the extent necessary, to sell Securities in the manner as is directed by the Sponsor, which direction will be given to maximize the objectives of the Trust. In the event that no such direction is given by the Sponsor, the Trustee is empowered to sell
Securities as follows: Treasury Obligations will be sold to maintain in the Trust Treasury
Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (See
"Administration of the Trust".) However, with respect to redemption requests in excess of $500,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units
"in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A
Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash.
The availability of redemption "in-kind" is subject to compliance with all applicable laws and regulations, including the Securities Act.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received for Units upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem
Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the SEC determined that trading on the New
York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the SEC may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust Fund
Evaluation per Unit at the Evaluation Time described under "Essential Information Regarding the Trust" (1) on each June 30 and December 31
(or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the business day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as described below, (b) cash on hand in the Trust, income accrued on the Treasury Obligations but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and (c) accounts receivable for Securities sold and any other assets of the Trust Fund not included in
(a) and (b) above and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor (including legal and auditing expenses) and other Trust expenses, (x) cash allocated for distribution to Unitholders, and (y) accounts payable for Units tendered for redemption and any other liabilities of the Trust Fund not included in (v), (w), (x) and (y) above. The Trust Fund
Evaluation per Unit is calculated by dividing the result of the above computation by the number of Units outstanding as of the date of the Trust
Fund Evaluation. Business days do not include
Saturdays, Sundays, New Year's Day, Martin Luther
King, Jr. Day, President's Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed. The
U.S. dollar value of Stock denominated in foreign currency, if any, contained in the Trust, will be based on the applicable foreign currency exchange rate calculated at the Evaluation Time.

 The value of Stocks will be determined by the Trustee in good faith in the following manner:
(1) if the Stocks are listed on one or more national securities exchanges or on the National
Market System maintained by the NASDAQ Stock
Market, the evaluation will be based on the closing sale price on that day or, in the case of the NASDAQ, at the official closing price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market for the Stock (deemed to be the New York Stock Exchange if the Securities are listed thereon) (2) if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Stocks are not so listed or, if so listed and the principal market for the Stock is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market
(unless the Trustee deems such price
inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market or (d) by any combination of the above.

 Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations are the prices obtained from investment dealers or brokers (which may include the Sponsor) who customarily deal in Treasury
Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securities; or by appraisal; or by any combination of the above, adjusted to reflect income accrued.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Treasury Obligations, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of the Treasury
Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the business day prior to the Initial Date of Deposit, the Public
Offering Price per Unit (which figure includes the sales charge) exceeded the Redemption Value
(see "Essential Information"). The bid and offering prices of the Treasury Obligations are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for the Units.

              EXPENSES OF THE TRUST

 The cost of the preparation of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, and certain expenses incurred in establishing the Trust including legal and auditing fees and initial SEC and state registration fees (the
"Organizational Expenses"), will be paid by the Trust, as is common for mutual funds.
Historically, the Sponsors of unit investment trusts have paid all organizational expenses. The
Sponsor will receive no fee from the Trust for its services in establishing the Trust.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is initially $.00035 per Unit, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the UBS Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, at an annual rate of $.00145 per Unit computed monthly based upon the largest number of Units outstanding in the Trust during the preceding month. In addition, the regular and recurring expenses of the Trust are estimated to be $.0005 per Unit, which include, but are not limited to certain mailing, printing, and auditing expenses.
Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created under the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or if the Consumer Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by the Trust and paid from the Income Account, or, to the extent funds are not available in the Income Account, from the Capital Account (see "Administration of the
Trust-Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the SEC, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market
(including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent auditors selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds
$.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

 The fees and expenses described above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securities in the same manner as provided in "Redemption" herein.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a request, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued certificates are transferable by presentation and surrender to the Trustee at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of transfer. Uncertificated Units are transferable by presentation to the Trustee at its office of a written instrument of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple of one Unit as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each transfer or interchange.
For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay any expenses that the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

                DISTRIBUTIONS

 The Trustee will distribute any net income received, if any, from the Income Account, quarterly on the Distribution Dates to Unitholders of record on the preceding Record
Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occurred.
Distributions from the Capital Account will be made on quarterly Distribution Dates to Unitholders of record on the preceding Record
Date, provided however, that distributions of less than $.005 per Unit need not be made from the Capital Account on any Distribution Date.
(See "Federal Income Taxes".)

 Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust.
(See "Termination".)

ADMINISTRATION OF THE TRUST

 Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in Short-Term Treasury Obligations (if permissible) or in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to the Income Account any dividends (including stock dividends which were sold) and interest, if any, accrued by the Trust. All other receipts (i.e.
return of principal, and gains) are credited on its books to a Capital Account. Stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds therefrom be treated as income to the Trust. A record will be kept of qualifying dividends within the Income Account.
The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient in the Income Account, from the Capital Account, amounts necessary to pay annual expenses incurred by the Trust. (See "Expenses of the Trust.") In addition, the Trustee may withdraw from the Income Account and the Capital Account any amounts that may be necessary to cover redemption of Units by the Trustee. (See "Redemption.") In addition, distributions of amounts necessary to pay the Initial Organizational Costs will be made from the Capital Account to special accounts maintained by the Trustee for purpose of reimbursing the Sponsor. To the extent that funds are not available in the Capital Account to meet certain charges or expenses, the Trustee may sell
Securities. Upon notification from the Sponsor that the initial offering period is terminated, the Trustee, at the direction of the Sponsor, will cause the sale of Securities in an amount equal to the Initial Organizational Costs as certified to it by the Sponsor.

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With the distribution of income from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for the year in the Income, Capital and Reserve Accounts; (2) any Securities sold during the year and the Securities held at the end of the year; (3) the Trust Fund Evaluation per Unit, computed as of the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described in this Prospectus are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security (or tender a Security for cash in the case of paragraph (6) below):

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends or interest on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends or interest on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse market or credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Indenture contains certain instructions to the Trustee regarding corporate actions that affect Securities held in the Trust. In most cases, the Trustee is required to use its best efforts to vote the Securities as closely as practicable in the same manner and in the same proportion as are all other securities held by owners other than the Trust. In cases of offers to exchange Securities for other stock or securities (including but not limited to a tender offer), the Trustee is required to reject such offers. If, after complying with such procedures, the Trustee nevertheless receives stock or securities, with or without cash, as a result of the corporate action, the Trustee, at the direction of the Sponsor, may retain or sell the stock or securities. Any stock or securities so retained will be subject to the terms and conditions of the Indenture to the same extent as the Securities originally deposited in the Trust.

 The Trustee may dispose of Securities where necessary to pay annual Trust expenses or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed, in its own discretion, provided however, that Treasury Obligations will be sold to maintain in the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to the redemption and Stocks having the greatest appreciation shall be sold first.

 Reinvestment. Cash received upon the sale of Stock (except for sales to meet redemption requests) and dividends received may, if and to the extent there is no legal or regulatory impediment, be reinvested in Short-Term Treasury
Obligations. The Sponsor anticipates that, where permitted, such proceeds will be reinvested in interest bearing Short-Term Treasury Obligations unless factors exist such that reinvestment would not be in the best interest of Unitholders or would be impractical. Such factors may include, among others, (i) short reinvestment periods which would make reinvestment in Short-Term
Treasury Obligations undesirable or infeasible and (ii) amounts not sufficiently large so as to make a reinvestment economical or feasible. Any moneys held and not reinvested will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.
             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent or to make other provisions that will not materially adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate within 15 days after the maturity of the Treasury Obligations held in the Trust. If the value of the Trust as shown by the Trust Fund
Evaluation is less than twenty percent (20%) of the market value of the Securities upon completion of the deposit of Securities, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate the Trust. The
Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date as stated in "Essential Information Regarding the Trust."

 As directed by the Sponsor approximately 30 days prior to the Mandatory Termination Date the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon termination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate (if applicable) after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in Short-Term Treasury
Obligations (if permissible) or in non-interest bearing accounts created under the Indenture until distributed and, if not re-invested, will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if the sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by the Unitholder.

                  SPONSOR

 The Sponsor, UBS Financial Services Inc., is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of NASD. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The
Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Sponsor is an affiliate of UBS Securities
LLC and a wholly-owned subsidiary of UBS AG. The combined U.S. research team consists of approximately 80 senior analysts following over 850 companies. We now have a total of more than 500 analysts worldwide.

The Sponsor, UBS AG, UBS Securities LLC or other affiliates of the Sponsor (collectively, ''Affiliated Entities'') may have acted as underwriter, manager or co-manager of a public offering of the Securities during the last three years; they may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of the Securities or options on any of them, and may be on the opposite side of public orders executed on the floor of an exchange where the Securities are listed. An officer, director or employee of any of the Affiliated Entities may be an officer or director of one or more of the issuers of the Securities. Each of the Affiliated Entities may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or in options on them.
Each of the Affiliated Entities, its directors, elected officers and employee benefits programs may have either a long or short position in any Securities or options on them.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                CODE OF ETHICS

 The Trust and the Sponsor have each adopted a code of ethics effective March 1, 2000 regarding personal securities transactions by the Sponsor's employees. The Code permits employee investments in securities, including securities that may be purchased or held by the Trust. The Code is designed to prevent fraud, deception and misconduct against the Trust and to provide for reporting of personal securities transactions by certain employees. The Code is on file with the Commission and can be reviewed and copied at the Commission's Public Reference Room in Washington,
DC.  For information on operations of the Public
Reference room, call the Commission at (202) 942-
8090.  The Code is available on the EDGAR
Database on the Commission's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
Washington, DC 20549-0102.

                  TRUSTEE

 The Trustee is Investors Bank & Trust Company, a
Massachusetts trust company with its office at Hancock Tower, 200 Clarendon Street, Boston,
Massachusetts 02116, toll-free number 1-800-356-
2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal
Deposit Insurance Corporation and the Board of
Governors of the Federal Reserve System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

The Trustee, including its affiliates,
acting in its individual capacity and not as Trustee, may provide other services, such as brokerage services, to the Trust, and may otherwise deal with the Trust as if it were not the Trustee.

              INDEPENDENT AUDITORS

  The Statement of Financial Condition and
Schedule of Investments have been audited by Ernst & Young LLP, independent auditors and have been included in this Prospectus in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

  The legality of the Units offered by this Prospectus has been passed upon by Carter Ledyard
& Milburn LLP, 2 Wall Street, New York, New York, as counsel for the Sponsor.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.i      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
          EX-99.A1     Code of Ethics of UBS Financial Services Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  UBS Financial Services Inc. - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, UBS Pathfinders Trust, Treasury and Growth Stock Series 26 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 22nd day of December, 2003.
                              UBS PATHFINDERS TRUST,
                      TREASURY AND GROWTH STOCK SERIES 26
                                  (Registrant)
                              By: UBS Financial Services Inc.
                                  (Depositor)
                              /s/ CHRISTINE TRIPI
                                  Christine Tripi
                                  First Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of UBS Financial Services Inc., the Depositor, by the following persons in the following capacities and in the City of New York, and State of
  New York, on this 22nd day of December, 2003.
  UBS FINANCIAL SERVICES INC.
  Name                        Office
  Joseph J. Grano, Jr.        Director, Chairman and
                              Chief Executive Officer
                              UBS Financial Services Inc.*
  Robert H. Silver            Director, Executive Vice President,
                              Chief Credit Officer and
                              Director, Operations, Service and Systems
                              UBS Financial Services Inc.*  **
  Mark B. Sutton              Director, President and
                              Chief Operating Officer
                              UBS Financial Services Inc.*
  Luzius Cameron              Director of Strategic Planning and
                              New Business Development
                              UBS Financial Services Inc.*
                              By: /s/ CHRISTINE TRIPI
                                      Christine Tripi
                                      Attorney-in-fact*
  *  Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 333-106185.
  ** The Chief Credit Officer also undertakes all the duties and responsibilities of, and performs all functions of, the principal financial officer of UBS Financial Services, Inc.
                       EXHIBIT INDEX
          EX-99.i      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
          EX-99.A1     Code of Ethics of UBS Financial Services Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)